Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	25,548.50
Total Offset Amount	0.00
Net Fee	25,548.50
Narrative - Max Aggregate Offering Price	$ 185,000,000.00
Final Prospectus	true